Summary of Significant Accounting Policies Carrying Amounts and Classification of Assets and Liabilities for Consolidated VIE's (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Variable Interest Entity [Line Items]
Assets, Current	$ 17,109	$ 10,469
Total assets	63,179	29,590	$ 32,777
Liabilities, Current	16,331	10,446
Liabilities, Noncurrent	21,524	8,434
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Assets, Current	284	281
Assets, Noncurrent	98	128
Total assets	382	409
Liabilities, Current	230	232
Liabilities, Noncurrent	29	34
Liabilities	$ 259	$ 266